STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details 4) - Stock Options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Number of Options, Non-vested as of December 31, 2019
Number of shares, Granted	45,000	48,000	192,000
Number of Options, Non-vested Forfeited
Number of Options, Vested	45,000		192,000
Number of Options, Non-vested as of December 31, 2020
Weighted-Average Grant-Date Fair Value, Non-vested as of December 31, 2019
Weighted-Average Grant-Date Fair Value, Granted	0.18		0.13
Weighted-Average Grant-Date Fair Value, Forfeited
Weighted-Average Grant-Date Fair Value, Vested	0.18		0.13
Weighted-Average Grant-Date Fair Value, Non-vested as of December 31, 2020